Goodwill (details) - Goodwill by Segment (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Goodwill by segment
Goodwill	$ 3,634	$ 3,634
Reportable Segments [Member] | Business and International Insurance [Member]
Goodwill by segment
Goodwill	2,499	2,499
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Goodwill by segment
Goodwill	495	495
Reportable Segments [Member] | Personal Insurance [Member]
Goodwill by segment
Goodwill	613	613
Other [Member]
Goodwill by segment
Goodwill	$ 27	$ 27